Subsequent Events (Details) - USD ($) $ in Thousands	Jul. 09, 2021	Jun. 30, 2021
Subsequent Event [Line Items]
Lease term		2 years
Subsequent Event
Subsequent Event [Line Items]
Lease term	2 years
Operating lease, liability	$ 3,800